Average Annual Total Returns{- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund Retail PRO-06 - Fidelity International Small Cap Fund	Fidelity International Small Cap Fund Return Before Taxes Past 1 year	Fidelity International Small Cap Fund Return Before Taxes Past 5 years	Fidelity International Small Cap Fund Return Before Taxes Past 10 years	Fidelity International Small Cap Fund After Taxes on Distributions Past 1 year	Fidelity International Small Cap Fund After Taxes on Distributions Past 5 years	Fidelity International Small Cap Fund After Taxes on Distributions Past 10 years	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 10 years	F2152 Past 1 year	F2152 Past 5 years	F2152 Past 10 years	F2151 Past 1 year	F2151 Past 5 years	F2151 Past 10 years
Total	21.43%	9.29%	9.64%	20.92%	8.49%	8.55%	13.31%	7.36%	7.70%	22.59%	7.17%	7.15%	22.59%	7.17%	8.03%